Significant Accounting Policies - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment category	Dec. 31, 2020 BRL (R$) segment category	Dec. 31, 2019 BRL (R$)
Disclosure of significant accounting policies [line items]
Number of reportable segments | segment	1	1
Number of financial assets categories | category	4	4
Maximum lease term for elect to use exemptions proposed on lease contracts	12 months	12 months
Maximum lease contract for elect to use exemptions proposed on lease contracts | $	$ 5,000
Amortization period of intangible assets	5 years	5 years
Provision for income tax percentage	25.00%	25.00%
Social contribution tax percentage	9.00%	9.00%
Amortisation, assets recognised from costs incurred to obtain or fulfil contracts with customers		R$ 36,737	R$ 10,194
Assets recognised from costs to obtain or fulfil contracts with customers		R$ 90,832	R$ 46,792
Federal tax authorities of Brazil
Disclosure of significant accounting policies [line items]
Percentage of offset of tax loss carry forwards up to annual taxable income		30.00%